Consolidated Statements Of Cash Flows (Schedule Of Non-Cash Transactions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Statement of cash flows [abstract]
Issuance of Class B Shares: Dividend reinvestment plan	$ 0	$ 37